Goodwill and Intangible Assets - Summary Of The Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 46,304
2022	44,615
2023	41,735
2024	37,020
2025	34,482
Thereafter	36,047
Total	$ 240,203	$ 276,902